Document And Entity Information	Jan. 29, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 29, 2025
Entity Registrant Name	STEPAN COMPANY
Entity Central Index Key	0000094049
Entity Emerging Growth Company	false
Entity File Number	1-4462
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-1823834
Entity Address, Address Line One	1101 Skokie Boulevard
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Northbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	847
Local Phone Number	446-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	SCL
Security Exchange Name	NYSE
Amendment Description	Stepan Company (the “Company”) previously disclosed on a Form 8-K filed on January 29, 2025, that David G. Kabbes, Vice President, General Counsel and Secretary, would retire from the Company effective March 14, 2025, following which Mr. Kabbes would provide transition support following his retirement. This Form 8-K/A hereby amends the original Form 8-K filed on January 29, 2025, to supplement the disclosure contained in Item 5.02 thereto and to file the exhibit referenced in Item 9.01 of this Form 8-K/A. Except as provided herein, the disclosures in the Form 8-K filed on January 29, 2025, remain unchanged.